15. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Related Party Transactions

	Year ended December 31,
	2018	2017	2016
	$	$	$
Professional fees	22,900	-	-
Management fees	150,000	60,010	242,667
Salaries and benefits	14,540	132,613	-
Share-based compensation	289,008	280,864	-
	476,448	473,487	242,667